CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Total current assets	$ 810,464
Total Assets	404,771,673
Current liabilities:
Total current liabilities	1,493,133
Total Liabilities	15,493,133
Stockholders' deficit:
Additional paid-in capital	2,689,444
Accumulated deficit	2,309,409
Total stockholders' equity, net	5,000,010
Total liabilities and stockholders' equity	404,771,673
Draft Kings Inc
Current assets:
Cash	76,533,000	$ 117,908,000
Cash reserved for users	144,000,000	111,698,000
Receivables reserved for users	19,828,000	21,334,000
Prepaid expenses and other current assets	20,787,000	11,233,000
Total current assets	261,148,000	262,173,000
Property and equipment, net	25,945,000	14,102,000
Intangible assets, net	33,939,000	16,876,000
Goodwill	4,738,000	4,738,000
Equity method investment	2,521,000
Deposits	2,434,000	1,504,000
Total Assets	330,725,000	299,393,000
Current liabilities:
Accounts payable and accrued expenses	85,295,000	56,149,000
Liabilities to users	163,035,000	132,769,000
Term note	6,750,000	3,750,000
Settlement liability		3,272,000
Total current liabilities	255,080,000	195,940,000
Convertible promissory notes	68,363,000
Other long-term liabilities	56,862,000	27,403,000
Total Liabilities	380,305,000	223,343,000
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock	258,371,000	261,277,000
Stockholders' deficit:
Common stock, $0.001 par value; 735,000 shares authorized as at December 31, 2019 and 2018; 389,610 and 384,009 shares issued and outstanding at December 31, 2019 and 2018, respectively	390,000	384,000
Additional paid-in capital	690,443,000	670,439,000
Accumulated deficit	(998,784,000)	(856,050,000)
Total stockholders' equity, net	(307,951,000)	(185,227,000)
Total liabilities and stockholders' equity	330,725,000	299,393,000
Series E-1 redeemable convertible preferred stock | Draft Kings Inc
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock	119,752,000	119,427,000
Series F redeemable convertible preferred stock | Draft Kings Inc
Redeemable convertible preferred stock:
Total redeemable convertible preferred stock	$ 138,619,000	$ 141,850,000